Stock Incentive Plans (Stock Option Activity) (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding on January 1	1,316,106	1,084,106	284,829
Issued	232,000	232,000	1,039,000
Forfeited/expired			(239,723)
Outstanding March 31	1,548,106	1,316,106	1,084,106
Exercisable as of December 31	1,046,606	750,356	179,106
Weighted Average Exercise Price
Outstanding on January 1	$ 4.66	$ 5.52	$ 39.46
Issued	0.26	0.63	1.07
Forfeited/expired			18.02
Outstanding March 31	4.00	4.66	5.52
Exercisable as of December 31	$ 5.50	$ 7.44	$ 28.06